Document and Entity Information	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	NURIX THERAPEUTICS, INC.
Entity Tax Identification Number	27-0838048
Entity Central Index Key	0001549595
Entity File Number	001-39398
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Owens Street
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
City Area Code	415
Entity Address, Postal Zip Code	94158
Local Phone Number	660-5320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	NRIX
Title of 12(b) Security	Common Stock, $0.001 par value per share
Security Exchange Name	NASDAQ